Segment information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 51,403	$ 41,459
North America
Disclosure of geographical areas [line items]
Revenue	39,130	31,477
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 12,273	$ 9,982